Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Policyholder Claims and Benefits

	2021	2020	2019

Benefits and claims paid life	20,019	16,016	18,824

Benefits and claims paid non-life	1,441	1,489	1,635

Change in valuation of liabilities for insurance contracts	18,138	22,433	30,679

Change in valuation of liabilities for investment contracts	2,291	2,086	5,768

Other	(38)	(19)	(50)

Total	41,852	42,006	56,856